SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of employee share option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2016	20,681,080	2.87
Granted	245,000	10.80
Exercised	(2,750,350)	2.08
Forfeited	(228,750)	6.93
Outstanding, December 31, 2016	17,946,980	3.05
Vested and expected to vest at December 31, 2016	17,946,980	3.05
Exercisable as of December 31, 2016	9,280,320	2.62
Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01
Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415
Vested and expected to vest at December 31, 2017	11,653,513	5.11
Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918

Schedule of assumptions used for calculating estimated fair value of options on respective grant dates using black-scholes option pricing model
	Granted in 2016	Granted in 2017	Granted in 2018

Risk-free interest rates	1.18% ~ 1.76%	1.99% ~ 2.25%	2.75% ~ 2.92%
Expected term	5.5 ~ 7 years	5.5 ~ 7 years	5 ~ 7 years
Expected volatility	39.4% ~ 41.2%	34.3% ~ 37.0%	33.3% ~ 35.2%
Expected dividend yield	–	–	–
Fair value of share options	$4.54 ~ $5.31	$4.84 ~ $6.57	$2.52 ~ $3.52

Schedule of RSAs/RSUs activity

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2016	50,000	10.85	9.62	544
Granted	880,000	12.69
Vested	(616,670)	12.40

Unvested, December 31, 2016 and January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017 and January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018	4,754,972	12.34	9.17	53,826

Schedule of compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized
	For the year ended December 31,
	2016	2017	2018
	$	$	$

Share options:

Cost of revenue	730	1,213	1,292
Sales and marketing expenses	197	689	795
General and administrative expenses	19,507	18,512	39,654
Research and development expenses	764	1,407	1,142
	21,198	21,821	42,883
Cash received for the exercise in the respective years	3,210	18,708	4,574

RSAs/ RSUs:

Cost of revenue	136	446	2,018
Sales and marketing expenses	–	–	1,899
General and administrative expenses	7,507	6,369	7,670
Research and development expenses	–	–	3,545
	7,643	6,815	15,132

	For the year ended December 31,
	2016	2017	2018
	$	$	$

SARs:

Cost of revenue	–	–	24
Sales and marketing expenses	–	–	52
General and administrative expenses	–	–	30
	–	–	106